Goodwill and intangible assets (Details 3) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leqvio [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 7.4	$ 7.9
Remaining amortisation period	13 years	14 years
Zolgensma [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 5.9	$ 6.6
Remaining amortisation period	8 years	9 years